UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA TOTAL RETURN STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDED
JUNE 30, 2009

[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

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     SEMIANNUAL REPORT
     USAA TOTAL RETURN STRATEGY FUND
     JUNE 30, 2009

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FUND OBJECTIVE

SEEKS A POSITIVE RETURN EVERY CALENDAR YEAR AND OVER THE LONG TERM (FIVE YEARS AND MORE) TO ACHIEVE RETURNS GREATER THAN THE S&P 500 INDEX WITH LESS RISK.

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TYPES OF INVESTMENTS

One portion of the Fund's assets is shifted among stocks, investment-grade bonds, or cash equivalents, generally investing at any given time in either (1) stocks through the use of stock-based exchange-traded funds (ETFs), (2) investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds. Another portion of the Fund's assets is invested in long and short positions of common stock of large U.S. companies. The Fund also may utilize an index option-based strategy and a global tactical asset allocation overlay strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

   Portfolio of Investments                                                   15

   Notes to Portfolio of Investments                                          30

   Financial Statements                                                       32

   Notes to Financial Statements                                              35

EXPENSE EXAMPLE                                                               52

ADVISORY AGREEMENTS                                                           54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

". . . WHEN THE ECONOMY AND MARKETS
EVENTUALLY TURN, ONLY THOSE WHO ARE              [PHOTO OF CHRISTOPHER W. CLAUS]
INVESTED WILL BE IN A POSITION TO
POTENTIALLY BENEFIT . . ."

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JULY 2009

"Timing is everything," says the old adage. But given the tremendous stock market volatility of recent months, it might be more appropriate to say "PERFECT timing is everything." Since November 2008, investors have experienced two bull markets and one bear market. In a bull market, stock prices rise more than 20%. A bear market is defined as a decline in stock prices of more than 20%.

Between November 20, 2008, and January 6, 2009, the S&P 500 Index rose 24.69%. Just 46 days long, it was the shortest bull market in history. Then stock prices dropped. From January 6, 2009, through March 9, 2009, the S&P 500 Index fell 27.19%. It rebounded thereafter, closing the period up 36.88%.

With perfect timing an investor could have made a fortune just within the last three market cycles. However, to accomplish this feat, an individual would have to have invested money into the market before the run up in late 2008, sold everything before share prices went down in early 2009, and then bought again just as the market reached its bottom in early March 2009. I have never met -- let alone heard of -- anyone who has such perfect timing.

Like many of you, I believe in taking a more prudent approach to investing, especially long-term investing. On June 30, 2009, the S&P 500 Index was down 3.10% since January 1, 2000. But in a decade that has been unkind to buy-and-hold investors, I understand how easy it would be to

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2  | USAA TOTAL RETURN STRATEGY FUND
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lose faith in the conventional wisdom -- that time in the markets is better than market timing.

More than ever, patience is essential. In fact, if you are fortunate to be one of the nine out of the 10 Americans with a job, you may want to consider adding to your portfolio by investing fixed amounts at regular intervals -- when you get paid, for example. I expect the economy and the markets to improve in the next few years. The U.S. stock and bond markets already appear to have seen their lows of this market cycle. The economy, though troubled by a myriad of issues, seems to be stabilizing. However, I do not foresee a quick recovery. Serious challenges remain, including unemployment, the decline in consumer spending, and rising federal and state budget deficits that could prompt tax increases and a reduction in government services.

The challenge for all of us: to persevere, because when the economy and markets eventually turn, only those who are invested will be in a position to potentially benefit. Index investing remains a sensible equity strategy for long-term investors who are willing to let their money work for them over multiple market cycles. Index investors will certainly experience ups and downs similar to the index, but they also can benefit from the diversification advantages and low expenses provided by an index fund.

From all of us at USAA, thank you for your faith and trust in us. We appreciate the opportunity to serve your investment needs with some of the industry's top investment talent, exceptional service, and no-load mutual funds.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company                Deutsche Investment Management
                                                  Americas Inc.
    RON SWEET, CFA, CPA                               U.S. Stocks
    Exchange-Traded Funds
                                                      ROBERT WANG
    TONY ERA                                          JAMES B. FRANCIS, CFA
    Money Market Instruments                          JULIE ABBETT

Credit Suisse Securities (USA) LLC's
Volaris Volatility Management Group*
    Index Options

                                 YIRONG LI, CFA
                               DEFINA MALUKI, CFA

*Effective February 13, 2009, and June 30, 2009, Stu Rosenthal and Laura B.
 Friedman, respectively, no longer are co-managers of the Fund.

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o   HOW DID THE USAA TOTAL RETURN STRATEGY FUND (THE FUND) PERFORM?

    For the six-month period ended June 30, 2009, the Fund had a total return of 0.29%. This compares to returns of 3.16% for the S&P 500(R) Index (the Index) and 7.59% for the Lipper Flexible Portfolio Funds Index.

o   PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD?

    The returns of the Fund and the indexes masked a tremendous amount of volatility across all asset classes and in all global financial markets.

    Past performance is no guarantee of future results.

    REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

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4  | USAA TOTAL RETURN STRATEGY FUND
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    Riskier assets traded modestly higher early in the year, but sold off dramatically. By early March 2009, fear was dominating equity and credit markets, and virtually the only asset classes with positive returns year-to-date were gold and U.S. Treasury-backed securities.

    In early March 2009, the massive government stimulus began to gain traction in the markets and, to some degree, in the economy itself. Economic data began to stabilize, and the markets began to factor in an economic recovery. From its low point on the close of March 9, 2009, through the end of the period, the Index had a total return of 36.88%. The rally stalled in June 2009, however, with the Index returning only 0.20% for the month.

o   WHAT FACTORS DROVE THE FUND'S PERFORMANCE?

    The Fund had three major components during the reporting period: The first component saw close to 70% of the Fund's assets invested in the SPDR Trust Series 1 exchange-traded fund, which seeks to closely track the Index. USAA manages risk in this portion of the Fund through the use of an equity index collar strategy. The collars are an option based risk-management tool implemented by the Volaris Group. The collars seek to limit the Fund's downside (and upside) potential and give us the flexibility to quickly change the Fund's risk profile.

    Just as these collars helped limit losses during the major market downturn that ended March 9, 2009, they limited participation in the dramatic upward move through the middle of June.

    The second component comprised about 25% of the Fund's assets in a market neutral strategy managed by Deutsche Investment Management Americas Inc.
    (DIMA). DIMA invests primarily in long and short positions of common stock of large U.S. companies and seeks to generate positive returns that have a low correlation with the Index. The market neutral strategy was flat for the six-month reporting period, but significantly lagged the Index during the rally.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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    The third component comprised roughly 6% of the Fund's assets, which were invested in an illiquid hedge fund called Deutsche iGAP Investment Trust "B"
    (iGAP), which is also managed by DIMA. iGap is a highly transparent global tactical asset allocation strategy that invests only in very liquid instruments, with DIMA taking long or short positions using futures on stock, currency, commodity and bond markets around the world. As with the market neutral strategy, iGap is meant to be uncorrelated with the Index and gives us upside potential in any market. This portion of the Fund had a negative total return for the six-month reporting period.

o ARE YOU ABLE TO ADJUST THE COLLARS TO CATCH MORE OF BIG MARKET RALLIES?

    The Fund seeks to outperform the Index over the full market cycle and provide a positive total return every calendar year. One important way we seek to achieve the objective is by avoiding big downturns in the market, and the collars are critical to that endeavor. Until the March rally, we'd been in an 18-month trend in the equity markets of lower "highs" and lower "lows"; that is, the market had sharp moves upward that didn't reach the previous high before breaking to a new low. Given the still-decidedly mixed economic data, we maintained the discipline of using the collars during the most recent rally. This discipline has worked over time, as the Fund has outperformed the Index since the Fund's inception in 2005, and we've only had one calendar year (2008) with a negative return.

    As of the end of June 2009, the Index appears fairly valued based on our key conservative assumptions regarding earnings, interest rates, and the equity risk premium. The recovery of the financial markets is unlikely to be a straight line up; we expect further volatility, and the bigger risks are to the downside. The entire Index exposure was collared on June 30, 2009.

    You will find a complete list of securities that the Fund owns on pages
    15-29.

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6  | USAA TOTAL RETURN STRATEGY FUND
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o   WHAT'S YOUR OUTLOOK FOR THE FUND?

    We are comfortable with the Fund's structure, as it seeks to provide a solid, risk-controlled way to capture the return of the Index over a full market cycle. As we've seen during the crisis period, with the collars in place, we believe we're going to do better than the Index when the market sells off dramatically, and we're going to lag on the upside. However, we'll continue to pursue consistent, positive returns.

    We thank you for your investment in the Fund. We are working hard to keep your trust.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7
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FUND RECOGNITION

USAA TOTAL RETURN STRATEGY FUND

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                         OVERALL MORNINGSTAR RATING(TM)
                         out of 1,740 large blend funds
                       for the period ended June 30, 2009:

                                 OVERALL RATING

                                 *  *  *  *  *

                                     3-YEAR

                                 *  *  *  *  *

                               out of 1,740 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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8  | USAA TOTAL RETURN STRATEGY FUND
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                            LIPPER LEADERS (OVERALL)

                            [5]                 [5]

                         CONSISTENT           EXPENSE
                           RETURN

The Fund is listed as a Lipper Leader for Consistent Return and Expense among 108 and 114 funds, respectively, within the Lipper Flexible Portfolio Funds category for the overall period ended June 30, 2009. The Fund received a Lipper Leader rating for Expense among 114 funds for the three-year period and received a score of 4 for Consistent Return among 108 funds for the three-year period. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of June 30, 2009. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of June 30, 2009.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return and Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

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                                                           FUND RECOGNITION |  9
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INVESTMENT OVERVIEW

USAA TOTAL RETURN STRATEGY FUND (Ticker Symbol: USTRX)

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                                         6/30/09                    12/31/08
--------------------------------------------------------------------------------
Net Assets                           $131.8 Million              $143.0 Million
Net Asset Value Per Share                 $7.21                      $7.21

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/09
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12/31/08 TO 6/30/09*                   1 YEAR            SINCE INCEPTION 1/24/05
       0.29%                          -19.33%                    -2.95%

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                                 EXPENSE RATIO**
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                                      2.02%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES AND ANY DIVIDEND EXPENSES ON SHORT SALES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009, BEFORE REIMBURSEMENT, WHICH WAS 1.82%, AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, INCLUDING DIVIDEND EXPENSES ON SHORT SALES AND BEFORE ANY ACQUIRED FUND FEES AND EXPENSES AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA TOTAL RETURN STRATEGY FUND
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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LIPPER FLEXIBLE          USAA TOTAL RETURN
               PORTFOLIO FUNDS INDEX         STRATEGY FUND         S&P 500 INDEX
 1/31/05            $10,000.00                $10,000.00             $10,000.00
 2/28/05             10,188.52                 10,020.00              10,210.44
 3/31/05             10,007.72                  9,854.00              10,029.64
 4/30/05              9,824.85                  9,874.07               9,839.41
 5/31/05             10,051.58                  9,884.10              10,152.49
 6/30/05             10,125.36                  9,925.25              10,166.90
 7/31/05             10,449.34                 10,096.37              10,545.00
 8/31/05             10,448.92                  9,965.51              10,448.78
 9/30/05             10,600.57                  9,998.75              10,533.41
10/31/05             10,455.83                 10,018.93              10,357.81
11/30/05             10,706.71                 10,039.11              10,749.57
12/31/05             10,806.95                 10,043.95              10,753.31
 1/31/06             11,156.20                 10,074.42              11,038.03
 2/28/06             11,108.49                 10,104.89              11,067.98
 3/31/06             11,285.24                 10,132.31              11,205.75
 4/30/06             11,412.27                 10,163.01              11,356.22
 5/31/06             11,150.67                 10,203.95              11,029.37
 6/30/06             11,138.94                 10,237.82              11,044.32
 7/31/06             11,175.97                 10,268.81              11,112.45
 8/31/06             11,373.16                 10,310.14              11,376.85
 9/30/06             11,498.50                 10,344.23              11,670.03
10/31/06             11,802.06                 10,385.98              12,050.31
11/30/06             12,066.02                 10,521.68              12,279.46
12/31/06             12,187.09                 10,555.63              12,451.71
 1/31/07             12,331.83                 10,692.86              12,640.03
 2/28/07             12,283.67                 10,471.19              12,392.80
 3/31/07             12,399.00                 10,537.71              12,531.41
 4/30/07             12,785.79                 10,876.27              13,086.50
 5/31/07             13,073.50                 11,204.26              13,543.15
 6/30/07             13,014.20                 11,142.87              13,318.15
 7/31/07             12,882.48                 11,005.04              12,905.23
 8/31/07             12,873.74                 11,111.06              13,098.68
 9/30/07             13,381.17                 11,428.12              13,588.55
10/31/07             13,737.37                 11,523.97              13,804.70
11/30/07             13,412.18                 11,172.50              13,227.57
12/31/07             13,353.40                 11,051.97              13,135.80
 1/31/08             12,919.38                 10,780.68              12,347.90
 2/29/08             12,837.69                 10,698.12              11,946.77
 3/31/08             12,666.94                 10,655.48              11,895.18
 4/30/08             13,124.02                 11,022.50              12,474.52
 5/31/08             13,331.89                 11,271.13              12,636.10
 6/30/08             12,733.00                 10,853.18              11,570.82
 7/31/08             12,492.21                 10,805.73              11,473.56
 8/31/08             12,449.51                 10,948.07              11,639.52
 9/30/08             11,283.16                 10,214.35              10,602.35
10/31/08              9,548.04                  8,977.69               8,821.71
11/30/08              9,010.17                  8,537.72               8,188.71
12/31/08              9,344.88                  8,729.62               8,275.84
 1/31/09              8,948.31                  8,245.31               7,578.30
 2/28/09              8,344.66                  7,724.68               6,771.38
 3/31/09              8,897.56                  8,045.34               7,364.52
 4/30/09              9,610.14                  8,385.12               8,069.37
 5/31/09             10,222.11                  8,809.83               8,520.72
 6/30/09             10,054.33                  8,755.23               8,537.62

                                   [END CHART]

    *Data from 1/31/05 to 6/30/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund to the following benchmarks:

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*The performance of the Lipper Flexible Portfolio Funds Index and the S&P 500 Index is calculated from the end of the month, January 31, 2005, while the Fund's inception date is January 24, 2005. There may be a slight variation of the performance numbers because of this difference.

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                                                       INVESTMENT OVERVIEW |  11
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                      TOP 10 COMMON STOCK POSITIONS -- LONG
                                  AS OF 6/30/09
                                (% of Net Assets)

Ashland, Inc. ..........................................................  0.4%
Time Warner Cable, Inc. ................................................  0.4%
Western Digital Corp. ..................................................  0.3%
Herbalife Ltd. .........................................................  0.3%
Fluor Corp. ............................................................  0.3%
AK Steel Holding Corp. .................................................  0.3%
Express Scripts, Inc. ..................................................  0.3%
Manpower, Inc. .........................................................  0.3%
Coventry Health Care, Inc. .............................................  0.3%
Bunge Ltd. .............................................................  0.3%

                     TOP 10 COMMON STOCK POSITIONS -- SHORT
                                  AS OF 6/30/09
                                (% of Net Assets)

BorgWarner, Inc. .......................................................  0.4%
Republic Services, Inc. ................................................  0.3%
Life Technologies Corp. ................................................  0.3%
McDermott International, Inc. ..........................................  0.3%
J.M. Smucker Co. .......................................................  0.3%
U.S. Bancorp ...........................................................  0.3%
Covance, Inc. ..........................................................  0.3%
Amylin Pharmaceuticals, Inc. ...........................................  0.3%
BioMarin Pharmaceutical, Inc. ..........................................  0.3%
Inverness Medical Innovations, Inc. ....................................  0.3%

You will find a complete list of securities that the Fund owns on pages 15-29.

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12  | USAA TOTAL RETURN STRATEGY FUND

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                     SECTORS -- LONG COMMON STOCK POSITIONS
                                  AS OF 6/30/09
                                (% of Net Assets)

Consumer Discretionary .................................................  4.6%
Information Technology .................................................  4.2%
Industrials ............................................................  3.7%
Health Care ............................................................  3.4%
Energy .................................................................  1.8%
Consumer Staples .......................................................  1.7%
Financials .............................................................  1.7%
Materials ..............................................................  1.6%
Utilities ..............................................................  0.6%
Telecommunication Services .............................................  0.5%

                     SECTORS -- SHORT COMMON STOCK POSITIONS
                                  AS OF 6/30/09
                                (% of Net Assets)

Consumer Discretionary .................................................  4.9%
Health Care ............................................................  3.9%
Industrials ............................................................  3.8%
Information Technology .................................................  3.8%
Consumer Staples .......................................................  2.0%
Energy .................................................................  1.7%
Materials ..............................................................  1.7%
Financials .............................................................  1.3%
Telecommunication Services .............................................  0.6%
Utilities...............................................................  0.1%

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                                                       INVESTMENT OVERVIEW |  13
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                                ASSET ALLOCATION
                                  AS OF 6/30/09
                                (% of Net Assets)

Stocks -- Long ........................................................  23.8%
Stock-Based Exchange-Traded Funds* ....................................  68.9%
Hedge Funds ...........................................................   5.9%
Money Market Instruments ..............................................   1.6%
Stocks -- Short ....................................................... -23.8%
Purchased Options .....................................................   0.5%
Written Options .......................................................  -0.4%

* Exchange-traded Funds (ETFs) are baskets of securities and are traded like individual stocks on an exchange. The Fund participates in exemptive orders held by certain ETFs that allow the Fund to invest in these ETFs above the level permitted under the Investment Company Act of 1940.

Percentages are of net assets of the Fund and may not equal 100%.

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

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PORTFOLIO OF INVESTMENTS

June 30, 2009 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           LONG POSITIONS (100.2%)

           COMMON STOCKS (23.8%)(a)

           CONSUMER DISCRETIONARY (4.6%)
           ----------------------------
           APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
    8,900  Coach, Inc.                                                                     $    239
   24,200  Jones Apparel Group, Inc.                                                            260
    9,500  Liz Claiborne, Inc.                                                                   27
    4,200  Phillips-Van Heusen Corp.                                                            121
                                                                                           --------
                                                                                                647
                                                                                           --------
           APPAREL RETAIL (0.6%)
    9,200  Aeropostale, Inc.*                                                                   315
   13,400  Foot Locker, Inc.                                                                    140
    8,700  Ross Stores, Inc.                                                                    336
                                                                                           --------
                                                                                                791
                                                                                           --------
           AUTO PARTS & EQUIPMENT (0.5%)
   24,900  TRW Automotive Holdings Corp.*                                                       281
   22,700  WABCO Holdings, Inc.                                                                 402
                                                                                           --------
                                                                                                683
                                                                                           --------
           AUTOMOTIVE RETAIL (0.2%)
    5,300  Advance Auto Parts, Inc.                                                             220
    3,400  AutoNation, Inc.*                                                                     59
    2,100  Penske Automotive Group, Inc.                                                         35
                                                                                           --------
                                                                                                314
                                                                                           --------
           BROADCASTING (0.2%)
   11,600  DISH Network Corp. "A"*                                                              188
                                                                                           --------

           CABLE & SATELLITE (0.6%)
   16,200  Comcast Corp. "A"                                                                    235
    5,200  Scripps Networks Interactive "A"                                                     145
   14,620  Time Warner Cable, Inc.                                                              463
                                                                                           --------
                                                                                                843
                                                                                           --------
           COMPUTER & ELECTRONICS RETAIL (0.1%)
    6,800  RadioShack Corp.                                                                      95
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           CONSUMER ELECTRONICS (0.3%)
   14,700  Garmin Ltd.                                                                     $    350
                                                                                           --------
           DEPARTMENT STORES (0.3%)
    5,200  J.C. Penney Co., Inc.                                                                149
   24,400  Macy's, Inc.                                                                         287
                                                                                           --------
                                                                                                436
                                                                                           --------
           EDUCATION SERVICES (0.3%)
    1,600  Strayer Education, Inc.                                                              349
                                                                                           --------
           HOMEBUILDING (0.1%)
   10,600  D.R. Horton, Inc.                                                                     99
                                                                                           --------
           HOTELS, RESORTS, & CRUISE LINES (0.1%)
   11,200  Wyndham Worldwide Corp.                                                              136
                                                                                           --------
           MOVIES & ENTERTAINMENT (0.4%)
    6,800  Marvel Entertainment, Inc.*                                                          242
   12,233  Time Warner, Inc.                                                                    308
                                                                                           --------
                                                                                                550
                                                                                           --------
           RESTAURANTS (0.1%)
    5,600  Brinker International, Inc.                                                           95
    1,600  Panera Bread Co. "A"*                                                                 80
                                                                                           --------
                                                                                                175
                                                                                           --------
           SPECIALIZED CONSUMER SERVICES (0.1%)
    3,100  Brinks Home Security Holdings, Inc.*                                                  88
                                                                                           --------
           SPECIALTY STORES (0.2%)
   14,200  Barnes & Noble, Inc.                                                                 293
                                                                                           --------
           Total Consumer Discretionary                                                       6,037
                                                                                           --------
           CONSUMER STAPLES (1.7%)
           ----------------------
           AGRICULTURAL PRODUCTS (0.6%)
   12,800  Archer-Daniels-Midland Co.                                                           342
    6,700  Bunge Ltd.                                                                           404
                                                                                           --------
                                                                                                746
                                                                                           --------
           FOOD DISTRIBUTORS (0.0%)
    1,800  Sysco Corp.                                                                           41
                                                                                           --------
           FOOD RETAIL (0.1%)
    9,800  SUPERVALU, Inc.                                                                      127
                                                                                           --------
           PACKAGED FOODS & MEAT (0.3%)
   14,800  Dean Foods Co.*                                                                      284
    4,000  Tyson Foods, Inc. "A"                                                                 50
                                                                                           --------
                                                                                                334
                                                                                           --------

================================================================================

16  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           PERSONAL PRODUCTS (0.4%)
   13,800  Herbalife Ltd.                                                                  $    435
    2,600  Mead Johnson Nutrition Co.                                                            83
                                                                                           --------
                                                                                                518
                                                                                           --------
           SOFT DRINKS (0.1%)
    5,800  Coca-Cola Enterprises, Inc.                                                           97
                                                                                           --------
           TOBACCO (0.2%)
    4,800  Lorillard, Inc.                                                                      325
                                                                                           --------
           Total Consumer Staples                                                             2,188
                                                                                           --------
           ENERGY (1.8%)
           ------------
           COAL & CONSUMABLE FUELS (0.2%)
   11,500  Alpha Natural Resources, Inc.*                                                       302
                                                                                           --------
           INTEGRATED OIL & GAS (0.3%)
    6,700  Murphy Oil Corp.                                                                     364
                                                                                           --------
           OIL & GAS DRILLING (0.2%)
   11,200  Rowan Companies, Inc.                                                                217
                                                                                           --------
           OIL & GAS EQUIPMENT & SERVICES (0.3%)
    8,500  Key Energy Services, Inc.*                                                            49
   13,300  Oil States International, Inc.*                                                      322
    2,200  Tidewater, Inc.                                                                       94
                                                                                           --------
                                                                                                465
                                                                                           --------
           OIL & GAS EXPLORATION & PRODUCTION (0.5%)
   10,000  Encore Acquisition Co.*                                                              309
    6,200  EXCO Resources, Inc.*                                                                 80
   13,300  Mariner Energy, Inc.*                                                                156
   11,900  W&T Offshore, Inc.                                                                   116
                                                                                           --------
                                                                                                661
                                                                                           --------
           OIL & GAS REFINING & MARKETING (0.1%)
   12,200  Tesoro Corp.                                                                         155
                                                                                           --------
           OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    8,400  Overseas Shipholding Group, Inc.                                                     286
                                                                                           --------
           Total Energy                                                                       2,450
                                                                                           --------
           FINANCIALS (1.7%)
           -----------------
           CONSUMER FINANCE (0.2%)
   22,000  Discover Financial Services                                                          226
                                                                                           --------
           INVESTMENT BANKING & BROKERAGE (0.1%)
      700  Goldman Sachs Group, Inc.                                                            103
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           MULTI-LINE INSURANCE (0.1%)
   13,400  Hartford Financial Services Group, Inc.                                         $    159
                                                                                           --------
           OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
   25,400  Bank of America Corp.                                                                335
   86,300  Citigroup, Inc.                                                                      257
                                                                                           --------
                                                                                                592
                                                                                           --------
           PROPERTY & CASUALTY INSURANCE (0.4%)
    3,800  Allied World Assurance Co. Holdings Ltd.                                             155
    1,500  First American Corp.                                                                  39
   30,400  Old Republic International Corp.                                                     299
                                                                                           --------
                                                                                                493
                                                                                           --------
           REGIONAL BANKS (0.5%)
   33,000  Marshall & Ilsley Corp.                                                              159
   38,800  Popular, Inc.                                                                         85
   58,000  Regions Financial Corp.                                                              234
   85,600  Synovus Financial Corp.                                                              256
                                                                                           --------
                                                                                                734
                                                                                           --------
           Total Financials                                                                   2,307
                                                                                           --------
           HEALTH CARE (3.4%)
           -----------------
           BIOTECHNOLOGY (0.5%)
    7,100  Gilead Sciences, Inc.*                                                               332
    9,000  Myriad Genetics, Inc.*                                                               321
                                                                                           --------
                                                                                                653
                                                                                           --------
           HEALTH CARE DISTRIBUTORS (0.2%)
   17,400  AmerisourceBergen Corp.                                                              309
                                                                                           --------
           HEALTH CARE EQUIPMENT (0.1%)
    3,700  ResMed, Inc.*                                                                        151
                                                                                           --------
           HEALTH CARE FACILITIES (0.5%)
   12,900  Community Health Systems, Inc.*                                                      326
    2,900  LifePoint Hospitals, Inc.*                                                            76
    6,200  Universal Health Services, Inc. "B"                                                  303
                                                                                           --------
                                                                                                705
                                                                                           --------
           HEALTH CARE SERVICES (0.6%)
    6,200  Express Scripts, Inc.*                                                               426
    7,100  Medco Health Solutions, Inc.*                                                        324
                                                                                           --------
                                                                                                750
                                                                                           --------
           MANAGED HEALTH CARE (0.8%)
   13,000  Aetna, Inc.                                                                          325

================================================================================

18  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
   21,900  Coventry Health Care, Inc.*                                                     $    410
    7,600  Humana, Inc.*                                                                        245
                                                                                           --------
                                                                                                980
                                                                                           --------
           PHARMACEUTICALS (0.7%)
    9,400  Eli Lilly and Co.                                                                    326
   23,000  Pfizer, Inc.                                                                         345
    4,300  Warner Chilcott Ltd. "A"*                                                             56
    5,700  Watson Pharmaceuticals, Inc.*                                                        192
                                                                                           --------
                                                                                                919
                                                                                           --------
           Total Health Care                                                                  4,467
                                                                                           --------
           INDUSTRIALS (3.7%)
           -----------------
           AEROSPACE & DEFENSE (0.7%)
    4,300  Lockheed Martin Corp.                                                                347
    7,200  Northrop Grumman Corp.                                                               329
    6,500  Raytheon Co.                                                                         289
                                                                                           --------
                                                                                                965
                                                                                           --------
           AIR FREIGHT & LOGISTICS (0.2%)
    6,100  United Parcel Service, Inc. "B"                                                      305
                                                                                           --------
           COMMERCIAL PRINTING (0.2%)
   24,000  R.R. Donnelley & Sons Co.                                                            279
                                                                                           --------
           CONSTRUCTION & ENGINEERING (0.4%)
    8,400  Fluor Corp.                                                                          431
    4,700  Shaw Group, Inc.*                                                                    129
                                                                                           --------
                                                                                                560
                                                                                           --------
           CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    8,600  Joy Global, Inc.                                                                     307
   22,600  Oshkosh Corp.                                                                        329
    4,300  Trinity Industries, Inc.                                                              58
                                                                                           --------
                                                                                                694
                                                                                           --------
           HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
    9,800  Manpower, Inc.                                                                       415
                                                                                           --------
           INDUSTRIAL MACHINERY (0.4%)
      800  Flowserve Corp.                                                                       56
    1,000  SPX Corp.                                                                             49
   21,100  Timken Co.                                                                           360
                                                                                           --------
                                                                                                465
                                                                                           --------
           MARINE (0.1%)
    2,700  Kirby Corp.*                                                                          86
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           RESEARCH & CONSULTING SERVICES (0.1%)
      900  Dun & Bradstreet Corp.                                                          $     73
                                                                                           --------
           SECURITY & ALARM SERVICES (0.3%)
   10,900  Brink's Co.                                                                          316
                                                                                           --------
           TRADING COMPANIES & DISTRIBUTORS (0.3%)
    3,500  MSC Industrial Direct Co., Inc. "A"                                                  124
   10,700  WESCO International, Inc.*                                                           268
                                                                                           --------
                                                                                                392
                                                                                           --------
           TRUCKING (0.2%)
   11,100  Ryder System, Inc.                                                                   310
                                                                                           --------
           Total Industrials                                                                  4,860
                                                                                           --------
           INFORMATION TECHNOLOGY (4.2%)
           -----------------------------
           APPLICATION SOFTWARE (0.2%)
   30,500  Compuware Corp.*                                                                     209
                                                                                           --------
           COMPUTER HARDWARE (0.3%)
   26,200  NCR Corp.*                                                                           310
    4,700  Teradata Corp.*                                                                      110
                                                                                           --------
                                                                                                420
                                                                                           --------
           COMPUTER STORAGE & PERIPHERALS (0.6%)
   14,100  QLogic Corp.*                                                                        179
   17,800  Seagate Technology                                                                   186
   17,100  Western Digital Corp.*                                                               453
                                                                                           --------
                                                                                                818
                                                                                           --------
           DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    8,200  Broadridge Financial Solutions, Inc.                                                 136
    7,100  Computer Sciences Corp.*                                                             314
    4,800  Hewitt Associates, Inc. "A"*                                                         143
    8,600  Paychex, Inc.                                                                        217
                                                                                           --------
                                                                                                810
                                                                                           --------
           ELECTRONIC COMPONENTS (0.2%)
    3,100  Amphenol Corp. "A"                                                                    98
   26,800  Vishay Intertechnology, Inc.*                                                        182
                                                                                           --------
                                                                                                280
                                                                                           --------
           ELECTRONIC MANUFACTURING SERVICES (0.2%)
   37,500  Jabil Circuit, Inc.                                                                  279
                                                                                           --------
           INTERNET SOFTWARE & SERVICES (0.5%)
    5,100  Sohu.com, Inc.*                                                                      320
   17,300  VeriSign, Inc.*                                                                      320
                                                                                           --------
                                                                                                640
                                                                                           --------

================================================================================

20  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           IT CONSULTING & OTHER SERVICES (0.2%)
   17,500  SAIC, Inc.*                                                                     $    325
                                                                                           --------
           SYSTEMS SOFTWARE (0.5%)
   15,900  Microsoft Corp.                                                                      378
   14,700  Symantec Corp.*                                                                      229
                                                                                           --------
                                                                                                607
                                                                                           --------
           TECHNOLOGY DISTRIBUTORS (0.9%)
   15,100  Arrow Electronics, Inc.*                                                             321
   16,500  Avnet, Inc.*                                                                         347
   18,400  Ingram Micro, Inc. "A"*                                                              322
    6,800  Tech Data Corp.*                                                                     222
                                                                                           --------
                                                                                              1,212
                                                                                           --------
           Total Information Technology                                                       5,600
                                                                                           --------
           MATERIALS (1.6%)
           ---------------
           DIVERSIFIED CHEMICALS (0.4%)
   17,300  Ashland, Inc.                                                                        486
    8,600  Cabot Corp.                                                                          108
                                                                                           --------
                                                                                                594
                                                                                           --------
           PAPER PRODUCTS (0.3%)
   23,100  International Paper Co.                                                              349
                                                                                           --------

           SPECIALTY CHEMICALS (0.1%)
    4,700  Cytec Industries, Inc.                                                                88
                                                                                           --------
           STEEL (0.8%)
   22,300  AK Steel Holding Corp.                                                               428
   15,200  Cliffs Natural Resources, Inc.                                                       372
    7,500  United States Steel Corp.                                                            268
                                                                                           --------
                                                                                              1,068
                                                                                           --------
           Total Materials                                                                    2,099
                                                                                           --------
           TELECOMMUNICATION SERVICES (0.5%)
           --------------------------------
           INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   11,900  AT&T, Inc.                                                                           296
                                                                                           --------
           WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    8,700  U.S. Cellular Corp.*                                                                 334
                                                                                           --------
           Total Telecommunication Services                                                     630
                                                                                           --------
           UTILITIES (0.6%)
           ---------------
           GAS UTILITIES (0.1%)
    3,400  UGI Corp.                                                                             87
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
   12,200  AES Corp.*                                                                      $    141
   18,500  Mirant Corp.*                                                                        291
    9,700  NRG Energy, Inc.*                                                                    252
                                                                                           --------
                                                                                                684
                                                                                           --------
           Total Utilities                                                                      771
                                                                                           --------
           Total Common Stocks (cost: $26,358)                                               31,409
                                                                                           --------
           EXCHANGE-TRADED FUNDS (68.9%)
  987,420  SPDR Trust Series 1(b)                                                            90,764
                                                                                           --------
           HEDGE FUNDS (5.9%)
  517,063  Deutsche iGAP Investment Trust "B", acquired 8/01/2008; cost: $10,000*(c),(d)      7,776
                                                                                           --------

           MONEY MARKET INSTRUMENTS (1.6%)

           MONEY MARKET FUNDS (1.6%)
2,135,966  State Street Institutional Liquid Reserve Fund, 0.42%(b),(e)                       2,136
                                                                                           --------
           Total Long Positions (cost: $165,974)                                            132,085
                                                                                           --------

           TOTAL INVESTMENTS (COST: $165,974)                                              $132,085
                                                                                           ========
           SHORT POSITIONS (23.8%)

           COMMON STOCKS (23.8%)

           CONSUMER DISCRETIONARY (4.9%)
           ----------------------------
           ADVERTISING (0.0%)
    8,000  Clear Channel Outdoor Holdings, Inc. "A"*                                             43
                                                                                           --------
           APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
   20,200  Hanesbrands, Inc.*                                                                   303
                                                                                           --------
           APPAREL RETAIL (0.3%)
   15,300  Urban Outfitters, Inc.*                                                              319
                                                                                           --------
           AUTO PARTS & EQUIPMENT (0.5%)
    4,200  Autoliv, Inc.                                                                        121
   14,100  BorgWarner, Inc.                                                                     482
    9,300  Gentex Corp.                                                                         108
                                                                                           --------
                                                                                                711
                                                                                           --------
           AUTOMOTIVE RETAIL (0.5%)
   23,300  CarMax, Inc.*                                                                        343
    8,600  O'Reilly Automotive, Inc.*                                                           327
                                                                                           --------
                                                                                                670
                                                                                           --------

================================================================================

22  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           CASINOS & GAMING (0.3%)
   19,900  International Game Technology                                                   $    316
    3,400  Scientific Games Corp. "A"*                                                           54
                                                                                           --------
                                                                                                370
                                                                                           --------
           CONSUMER ELECTRONICS (0.0%)
      900  Harman International Industries, Inc.                                                 17
                                                                                           --------
           DISTRIBUTORS (0.3%)
   22,300  LKQ Corp.*                                                                           367
                                                                                           --------
           FOOTWEAR (0.2%)
    6,100  NIKE, Inc. "B"                                                                       316
                                                                                           --------
           HOMEBUILDING (0.2%)
   12,200  KB Home                                                                              167
   14,600  Lennar Corp. "A"                                                                     141
                                                                                           --------
                                                                                                308
                                                                                           --------
           HOTELS, RESORTS, & CRUISE LINES (0.4%)
    4,300  Carnival Corp.                                                                       111
    2,200  Choice Hotels International, Inc.                                                     58
      602  Marriott International, Inc. "A"                                                      13
   14,800  Starwood Hotels and Resorts Worldwide, Inc.                                          329
                                                                                           --------
                                                                                                511
                                                                                           --------
           HOUSEHOLD APPLIANCES (0.4%)
   10,800  Black & Decker Corp.                                                                 309
    4,900  Stanley Works                                                                        166
                                                                                           --------
                                                                                                475
                                                                                           --------
           MOVIES & ENTERTAINMENT (0.7%)
   11,500  Liberty Media Corp. - Capital "A"*                                                   156
   25,100  Regal Entertainment Group "A"                                                        334
   15,400  Walt Disney Co.                                                                      359
                                                                                           --------
                                                                                                849
                                                                                           --------
           PUBLISHING (0.1%)
    6,800  Meredith Corp.                                                                       174
                                                                                           --------
           RESTAURANTS (0.0%)
    2,400  Burger King Holdings, Inc.                                                            42
                                                                                           --------
           SPECIALIZED CONSUMER SERVICES (0.0%)
      500  Hillenbrand, Inc.                                                                      8
                                                                                           --------
           SPECIALTY STORES (0.5%)
   16,300  Staples, Inc.                                                                        329
   13,500  Tiffany & Co.                                                                        342
                                                                                           --------
                                                                                                671
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           TIRES & RUBBER (0.3%)
   29,800  Goodyear Tire & Rubber Co.*                                                     $    336
                                                                                           --------
           Total Consumer Discretionary                                                       6,490
                                                                                           --------
           CONSUMER STAPLES (2.0%)
           -----------------------
           DISTILLERS & VINTNERS (0.3%)
   12,300  Central European Distribution Corp.*                                                 327
                                                                                           --------
           DRUG RETAIL (0.2%)
    7,700  CVS Caremark Corp.                                                                   245
                                                                                           --------
           HOUSEHOLD PRODUCTS (0.2%)
    5,900  Energizer Holdings, Inc.*                                                            308
                                                                                           --------
           PACKAGED FOODS & MEAT (1.1%)
    8,400  Flowers Foods, Inc.                                                                  183
    2,100  H.J. Heinz Co.                                                                        75
    8,200  J.M. Smucker Co.                                                                     399
      400  Kellogg Co.                                                                           19
   10,700  McCormick & Co., Inc.                                                                348
    5,300  Ralcorp Holdings, Inc.*                                                              323
    9,600  Smithfield Foods, Inc.*                                                              134
                                                                                           --------
                                                                                              1,481
                                                                                           --------
           SOFT DRINKS (0.2%)
    7,600  PepsiAmericas, Inc.                                                                  204
                                                                                           --------
           Total Consumer Staples                                                             2,565
                                                                                           --------
           ENERGY (1.7%)
           -------------
           OIL & GAS DRILLING (0.1%)
    6,500  Atwood Oceanics, Inc.*                                                               162
                                                                                           --------
           OIL & GAS EQUIPMENT & SERVICES (0.4%)
   23,900  Global Industries Ltd.*                                                              135
   12,300  Smith International, Inc.                                                            317
                                                                                           --------
                                                                                                452
                                                                                           --------
           OIL & GAS EXPLORATION & PRODUCTION (1.1%)
    9,000  Cabot Oil & Gas Corp.                                                                276
   20,000  Denbury Resources, Inc.*                                                             294
    3,200  Noble Energy, Inc.                                                                   189
   15,700  Petrohawk Energy Corp.*                                                              350
    7,800  Quicksilver Resources, Inc.*                                                          72
    7,800  Range Resources Corp.                                                                323
                                                                                           --------
                                                                                              1,504
                                                                                           --------

================================================================================

24  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           OIL & GAS REFINING & MARKETING (0.1%)
    7,200  Sunoco, Inc.                                                                    $    167
                                                                                           --------
           Total Energy                                                                       2,285
                                                                                           --------
           FINANCIALS (1.3%)
           -----------------
           DIVERSIFIED BANKS (0.3%)
   21,900  U.S. Bancorp                                                                         393
                                                                                           --------
           INVESTMENT BANKING & BROKERAGE (0.2%)
    6,500  Lazard Ltd. "A"                                                                      175
                                                                                           --------
           LIFE & HEALTH INSURANCE (0.1%)
    3,500  AFLAC, Inc.                                                                          109
    1,700  Torchmark Corp.                                                                       63
                                                                                           --------
                                                                                                172
                                                                                           --------
           REGIONAL BANKS (0.5%)
    2,700  City National Corp.                                                                   99
    5,900  Cullen/Frost Bankers, Inc.                                                           272
   23,100  TCF Financial Corp.                                                                  309
                                                                                           --------
                                                                                                680
                                                                                           --------
           SPECIALIZED FINANCE (0.2%)
   11,200  Moody's Corp.                                                                        295
                                                                                           --------
           THRIFTS & MORTGAGE FINANCE (0.0%)
    1,500  TFS Financial Corp.                                                                   16
                                                                                           --------
           Total Financials                                                                   1,731
                                                                                           --------
           HEALTH CARE (3.9%)
           ------------------
           BIOTECHNOLOGY (1.4%)
   28,300  Amylin Pharmaceuticals, Inc.*                                                        382
   24,400  BioMarin Pharmaceutical, Inc.*                                                       381
    7,700  Celgene Corp.*                                                                       368
    5,400  Cephalon, Inc.*                                                                      306
    7,000  OSI Pharmaceuticals, Inc.*                                                           198
    3,100  United Therapeutics Corp.*                                                           258
                                                                                           --------
                                                                                              1,893
                                                                                           --------
           HEALTH CARE EQUIPMENT (0.8%)
    3,600  Edwards Lifesciences Corp.*                                                          245
   14,900  Hologic, Inc.*                                                                       212
   13,700  Kinetic Concepts, Inc.*                                                              373
    3,200  Teleflex, Inc.                                                                       144
    1,300  Zimmer Holdings, Inc.*                                                                55
                                                                                           --------
                                                                                              1,029
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           HEALTH CARE FACILITIES (0.1%)
    7,000  VCA Antech, Inc.*                                                               $    187
                                                                                           --------
           HEALTH CARE SUPPLIES (0.5%)
   10,200  DENTSPLY International, Inc.                                                         311
   10,500  Inverness Medical Innovations, Inc.*                                                 374
                                                                                           --------
                                                                                                685
                                                                                           --------
           HEALTH CARE TECHNOLOGY (0.2%)
   18,000  HLTH Corp.*                                                                          236
                                                                                           --------
           LIFE SCIENCES TOOLS & SERVICES (0.6%)
    7,900  Covance, Inc.*                                                                       389
   10,100  Life Technologies Corp.*                                                             421
                                                                                           --------
                                                                                                810
                                                                                           --------
           MANAGED HEALTH CARE (0.3%)
   22,500  Health Net, Inc.*                                                                    350
                                                                                           --------
           Total Health Care                                                                  5,190
                                                                                           --------
           INDUSTRIALS (3.8%)
           ------------------
           AEROSPACE & DEFENSE (0.3%)
    4,200  BE Aerospace, Inc.*                                                                   60
    8,300  Boeing Co.                                                                           353
                                                                                           --------
                                                                                                413
                                                                                           --------
           AIRLINES (0.9%)
   87,600  AMR Corp.*                                                                           352
   33,400  Continental Airlines, Inc. "B"*                                                      296
   31,500  Delta Air Lines, Inc.*                                                               182
   46,300  Southwest Airlines Co.                                                               312
                                                                                           --------
                                                                                              1,142
                                                                                           --------
           CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    9,900  Caterpillar, Inc.                                                                    327
    9,200  Deere & Co.                                                                          368
   11,300  PACCAR, Inc.                                                                         367
                                                                                           --------
                                                                                              1,062
                                                                                           --------
           DIVERSIFIED SUPPORT SERVICES (0.0%)
    1,400  Copart, Inc.*                                                                         48
                                                                                           --------
           ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    6,700  AMETEK, Inc.                                                                         232
                                                                                           --------
           ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
    1,400  Covanta Holding Corp.*                                                                24
   17,500  Republic Services, Inc.                                                              427
                                                                                           --------
                                                                                                451
                                                                                           --------

================================================================================

26  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
   24,500  Monster Worldwide, Inc.*                                                        $    289
                                                                                           --------
           INDUSTRIAL CONGLOMERATES (0.3%)
   20,100  McDermott International, Inc.*                                                       408
                                                                                           --------
           INDUSTRIAL MACHINERY (0.3%)
    5,000  Ingersoll Rand PLC*                                                                  105
    4,000  Valmont Industries, Inc.                                                             288
                                                                                           --------
                                                                                                393
                                                                                           --------
           RESEARCH & CONSULTING SERVICES (0.2%)
    4,200  FTI Consulting, Inc.*                                                                213
                                                                                           --------
           SECURITY & ALARM SERVICES (0.2%)
   17,400  Corrections Corp. of America*                                                        296
                                                                                           --------
           Total Industrials                                                                  4,947
                                                                                           --------
           INFORMATION TECHNOLOGY (3.8%)
           -----------------------------
           APPLICATION SOFTWARE (0.8%)
   12,000  ANSYS, Inc.*                                                                         374
   57,800  Cadence Design Systems, Inc.*                                                        341
   23,700  Nuance Communications, Inc.*                                                         287
                                                                                           --------
                                                                                              1,002
                                                                                           --------
           COMMUNICATIONS EQUIPMENT (0.8%)
   41,700  Brocade Communications Systems, Inc.*                                                326
   31,000  Ciena Corp.*                                                                         321
    3,000  Juniper Networks, Inc.*                                                               71
   54,700  Motorola, Inc.                                                                       362
                                                                                           --------
                                                                                              1,080
                                                                                           --------
           DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
      100  Fiserv, Inc.*                                                                          4
    2,500  Visa, Inc. "A"                                                                       156
                                                                                           --------
                                                                                                160
                                                                                           --------
           ELECTRONIC COMPONENTS (0.2%)
   16,400  Corning, Inc.                                                                        263
                                                                                           --------
           ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    1,300  National Instruments Corp.                                                            29
                                                                                           --------
           ELECTRONIC MANUFACTURING SERVICES (0.1%)
    3,900  Tyco Electronics Ltd.                                                                 73
                                                                                           --------
           HOME ENTERTAINMENT SOFTWARE (0.3%)
   29,500  Activision Blizzard, Inc.*                                                           373
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           INTERNET SOFTWARE & SERVICES (0.2%)
   20,700  Yahoo!, Inc.*                                                                   $    324
                                                                                           --------
           SEMICONDUCTOR EQUIPMENT (0.6%)
   28,600  Applied Materials, Inc.                                                              314
    8,600  Lam Research Corp.*                                                                  224
   45,700  Teradyne, Inc.*                                                                      313
                                                                                           --------
                                                                                                851
                                                                                           --------
           SEMICONDUCTORS (0.6%)
   75,500  Advanced Micro Devices, Inc.*                                                        292
   20,300  NVIDIA Corp.*                                                                        229
   16,900  Rambus, Inc.*                                                                        262
                                                                                           --------
                                                                                                783
                                                                                           --------
           SYSTEMS SOFTWARE (0.1%)
    6,000  Macrovision Solutions Corp.*                                                         131
                                                                                           --------
           Total Information Technology                                                       5,069
                                                                                           --------
           MATERIALS (1.7%)
           ----------------
           ALUMINUM (0.1%)
   17,700  Alcoa, Inc.                                                                          183
                                                                                           --------
           CONSTRUCTION MATERIALS (0.6%)
   14,800  Eagle Materials, Inc.                                                                374
    1,300  Martin Marietta Materials, Inc.                                                      102
    6,900  Vulcan Materials Co.                                                                 297
                                                                                           --------
                                                                                                773
                                                                                           --------
           DIVERSIFIED METALS & MINING (0.2%)
   12,900  Southern Copper Corp.                                                                264
                                                                                           --------
           FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    9,500  Intrepid Potash, Inc.*                                                               267
                                                                                           --------
           FOREST PRODUCTS (0.3%)
   11,100  Weyerhaeuser Co.                                                                     338
                                                                                           --------
           GOLD (0.0%)
    1,400  Royal Gold, Inc.                                                                      58
                                                                                           --------
           STEEL (0.3%)
    8,000  Nucor Corp.                                                                          355
                                                                                           --------
           Total Materials                                                                    2,238
                                                                                           --------
           TELECOMMUNICATION SERVICES (0.6%)
           ---------------------------------
           WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    4,800  Crown Castle International Corp.*                                                    115
      500  Leap Wireless International, Inc.*                                                    16

================================================================================

28  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
   19,500  MetroPCS Communications, Inc.*                                                  $    260
   13,600  SBA Communications Corp. "A"*                                                        334
                                                                                           --------
           Total Telecommunication Services                                                     725
                                                                                           --------
           UTILITIES (0.1%)
           ----------------
           GAS UTILITIES (0.1%)
    4,000  EQT Corp.                                                                            140
                                                                                           --------
           Total Common Stocks (proceeds: $28,492)                                           31,380
                                                                                           --------

           TOTAL SHORT POSITIONS (PROCEEDS: $28,492)                                       $ 31,380
                                                                                           ========
---------------------------------------------------------------------------------------------------
NUMBER
OF CONTRACTS
---------------------------------------------------------------------------------------------------
           PURCHASED OPTIONS (0.5%)
      988  Put - On S&P 500 Index expiring August 22, 2009 at 800 (cost: $892)                  652
                                                                                           --------

           WRITTEN OPTIONS (0.4%)
     (988) Call - On S&P 500 Index expiring August 22, 2009 at 990
             (premiums received: $717)                                                     $   (563)
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    HEDGE FUNDS - private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust "B", managed by Deutsche Investment Management Americas Inc., invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchangetraded equity index and government bond index futures, currency forward contracts, and other derivative instruments.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poors Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

================================================================================

30  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

o   SPECIFIC NOTES

    (a) Securities are pledged with a broker as collateral for short positions borrowed and segregated to cover the value of the short positions.

    (b) At June 30, 2009, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.

    (c) Restricted security that is not registered under the Securities Act of 1933.

    (d) Security deemed illiquid by USAA Investment Management Company under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at June 30, 2009, was $7,776,000, which represented 5.9% of the Fund's net assets.

    (e) Rate represents the money market fund annualized seven-day yield at June 30, 2009.

      * Non-income producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $165,974)              $132,085
  Purchased options, at market value (cost of $892)                               652
  Cash                                                                             37
  Deposits with broker for securities sold short                               30,595
  Receivables:
    Capital shares sold                                                            95
    Dividends and interest                                                        520
                                                                             --------
      Total assets                                                            163,984
                                                                             --------
LIABILITIES
  Payables:
    Dividends for securities sold short                                            29
    Capital shares redeemed                                                        96
    Securities sold short, at market value (proceeds of $28,492)               31,380
    Written options, at market value (premiums received of $717)                  563
  Accrued management fees                                                          64
  Accrued transfer agent's fees                                                     4
  Other accrued expenses and payables                                              72
                                                                             --------
      Total liabilities                                                        32,208
                                                                             --------
        Net assets applicable to capital shares outstanding                  $131,776
                                                                             ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                            $191,107
  Overdistribution of net investment income                                       (30)
  Accumulated net realized loss on investments,
    securities sold short, and options                                        (22,438)
  Net unrealized depreciation of investments,
    securities sold short, and options                                        (36,863)
                                                                             --------
        Net assets applicable to capital shares outstanding                  $131,776
                                                                             ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                   18,274
                                                                             ========
  Net asset value, redemption price, and offering price per share            $   7.21
                                                                             ========

See accompanying notes to financial statements.

================================================================================

32  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                                   $ 1,376
  Interest                                                                          7
                                                                              -------
        Total income                                                            1,383
                                                                              -------
EXPENSES
  Management fees                                                                 407
  Administration and servicing fees                                                97
  Transfer agent's fees                                                           311
  Custody and accounting fees                                                      46
  Postage                                                                          28
  Shareholder reporting fees                                                       18
  Trustees' fees                                                                    5
  Registration fees                                                                17
  Professional fees                                                                32
  Dividend expense on securities sold short                                       207
  Other                                                                            16
                                                                              -------
        Total expenses                                                          1,184
  Expenses reimbursed                                                            (187)
                                                                              -------
        Net expenses                                                              997
                                                                              -------
NET INVESTMENT INCOME                                                             386
                                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SECURITIES SOLD SHORT, AND OPTIONS
  Net realized gain (loss) on:
    Investments                                                                (7,259)
    Securities sold short                                                      (1,139)
    Options                                                                    (2,259)
    Payment from USAA Investment Management Company
      for loss realized on disposal of option contracts that were purchased in excess of what was required to hedge the
      equity portion of the Fund's portfolio (Note 5D)                              8
  Change in net unrealized appreciation/depreciation of:
    Investments                                                                15,410
    Securities sold short                                                      (5,328)
    Options                                                                       (86)
                                                                              -------
        Net realized and unrealized loss                                         (653)
                                                                              -------
  Decrease in net assets resulting from operations                            $  (267)
                                                                              =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2009 (unaudited), and year ended December 31,
2008

--------------------------------------------------------------------------------

                                                                       6/30/2009      12/31/2008
------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                 $    386       $   1,987
  Net realized loss on investments                                        (7,259)         (6,847)
  Net realized loss on securities sold short                              (1,139)        (15,059)
  Net realized gain (loss) on options                                     (2,259)         12,011
  Payment from USAA Investment Management Company for loss realized on disposal of option contracts that were purchased in excess of what was required to hedge the equity portion of the Fund's
    portfolio (Note 5D)                                                        8               -
  Change in net unrealized appreciation/depreciation of:
    Investments                                                           15,410         (35,276)
    Securities sold short                                                 (5,328)          2,302
    Options                                                                  (86)           (455)
                                                                        ------------------------
  Decrease in net assets resulting from operations                          (267)        (41,337)
                                                                        ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                     (377)         (2,890)
  Net realized gains                                                           -          (1,314)
                                                                        ------------------------
    Distributions to shareholders                                           (377)         (4,204)
                                                                        ------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                8,083          28,257
  Reinvested dividends                                                       374           4,036
  Cost of shares redeemed                                                (19,015)        (94,489)
                                                                        ------------------------
    Decrease in net assets from capital share transactions               (10,558)        (62,196)
                                                                        ------------------------
  Capital contribution from USAA Transfer Agency Company                       -               1
                                                                        ------------------------
  Net decrease in net assets                                             (11,202)       (107,736)
NET ASSETS
  Beginning of period                                                    142,978         250,714
                                                                        ------------------------
  End of period                                                         $131,776       $ 142,978
                                                                        ========================
Accumulated overdistribution of net investment income:
  End of period                                                         $    (30)      $     (39)
                                                                        ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                              1,175           3,280
  Shares issued for dividends reinvested                                      55             525
  Shares redeemed                                                         (2,784)        (10,722)
                                                                        ------------------------
    Decrease in shares outstanding                                        (1,554)         (6,917)
                                                                        ========================

See accompanying notes to financial statements.

================================================================================

34  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF), a single corporate bond, or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including ETFs and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

      the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

36  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   6. Repurchase agreements are valued at cost, which approximates market value.

   7. Options are valued by a pricing service at the National Best Bid/Offer
      (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

   SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

   The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

================================================================================

38  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   The following is a summary of the inputs used to value the Fund's assets as of June 30, 2009:

                                                      INVESTMENTS IN   PURCHASED
   VALUATION INPUTS                               EQUITY SECURITIES*     OPTIONS
   -----------------------------------------------------------------------------
   Level 1 - Quoted Prices                              $132,085,000    $652,000
   Level 2 - Other Significant Observable Inputs                   -           -
   Level 3 - Significant Unobservable Inputs                       -           -
   -----------------------------------------------------------------------------
   Total                                                $132,085,000    $652,000
   -----------------------------------------------------------------------------
   *Includes equity investments and money market funds. Refer to the portfolio of investments for a detailed list of the Fund's investments.

   The following is a summary of the inputs used to value the Fund's liabilities as of June 30, 2009:

                                                 EQUITY SECURITIES       WRITTEN
   VALUATION INPUTS                                     SOLD SHORT       OPTIONS
   -----------------------------------------------------------------------------
   Level 1 - Quoted Prices                             $31,380,000      $563,000
   Level 2 - Other Significant Observable Inputs                 -             -
   Level 3 - Significant Unobservable Inputs                     -             -
   -----------------------------------------------------------------------------
   Total                                               $31,380,000      $563,000
   -----------------------------------------------------------------------------

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- Effective January 1, 2009, the Fund adopted SFAS No. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FINANCIAL ACCOUNTING STANDARDS BOARD
   (FASB) STATEMENT NO. 133" (SFAS 161) -- This standard requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements, if any.

   The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

   OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

   Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

   Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a

================================================================================

40  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

   In an attempt to reduce the Fund's volatility over time, the Fund may implement an equity index option-based strategy which involves selling index call options and purchasing index put options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2009 (IN THOUSANDS)

                                  ASSET DERIVATIVES          LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------
                             STATEMENT OF                STATEMENT OF
DERIVATIVES NOT ACCOUNTED    ASSETS AND                  ASSETS AND
FOR AS HEDGING INSTRUMENTS   LIABILITIES                 LIABILITIES
UNDER STATEMENT 133          LOCATION        FAIR VALUE  LOCATION           FAIR VALUE
--------------------------------------------------------------------------------------
Equity contracts             Purchased          $652     Payables:             $563
                             options                     Written options
--------------------------------------------------------------------------------------

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009 (IN THOUSANDS)

                                                                     CHANGE IN
DERIVATIVES NOT                                                      UNREALIZED
ACCOUNTED FOR AS       STATEMENT OF                                  APPRECIATION
HEDGING INSTRUMENTS    OPERATIONS                  REALIZED LOSS     (DEPRECIATION)
UNDER STATEMENT 133    LOCATION                    ON DERIVATIVES    ON DERIVATIVES
-----------------------------------------------------------------------------------
Equity contracts       Net realized loss on           $(2,259)            $(86)
                       options/Change in net
                       unrealized appreciation/
                       depreciation of options
-----------------------------------------------------------------------------------

D. SHORT POSITIONS -- The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

   Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

================================================================================

42  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

G. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and expense on securities sold short, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended June 30, 2009, the Fund did not incur any expenses paid indirectly.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

K. SUBSEQUENT EVENTS -- Effective June 30, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the financial statements are issued or available to be issued and categorizes subsequent events as recognized or non-recognized for financial statement purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. The Fund has evaluated subsequent events through August 18, 2009, which is the date the financial statements were issued, and has included disclosures and accounting adjustments in the financial statements for any subsequent events that impacted the Fund's financial condition at June 30, 2009.

================================================================================

44  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2009, the Fund paid CAPCO facility fees of less than $500, which represents 0.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2009, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

"more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended June 30, 2009, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2005, through December 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2009, were $46,732,000 and $57,182,000, respectively.

As of June 30, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2009, were $5,648,000 and $39,777,000 respectively, resulting in net unrealized depreciation of $34,129,000.

For the six-month period ended June 30, 2009 transactions in written call and put options* were as follows:

                                                                             PREMIUMS
                                                          NUMBER OF          RECEIVED
                                                          CONTRACTS           (000'S)
                                                         ------------------------------
Outstanding at December 31, 2008                                 -            $     -
Options written                                              6,275              4,114
Options terminated in closing purchase transactions         (1,723)            (2,034)
Options expired                                             (3,564)            (1,363)
                                                         ------------------------------
Outstanding at June 30, 2009                                   988            $   717
                                                         ==============================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

================================================================================

46  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager also is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Flexible Portfolio Funds Index over the performance period. The Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds in the Lipper Flexible Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

   OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
   RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS
   -----------------------------------------------------------------------------
   +/- 1.00% to 4.00%                    +/- 0.04%
   +/- 4.01% to 7.00%                    +/- 0.05%
   +/- 7.01% and greater                 +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

   The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

   For the six-month period ended June 30, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $407,000, which was net of a (0.02)% performance adjustment of $(15,000).

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Deutsche Investment Management Americas Inc.
   (DIMA) and Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group), under which DIMA directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager) and the Volaris Group directs the investment and reinvestment of the portion of the Fund's assets invested in index options (as allocated from time to time by the Manager).

   The Manager (not the Fund) pays DIMA a subadvisory fee in the annual amount of 0.60% of the portion of the Fund's average daily net assets that DIMA manages. For the six-month period ended June 30, 2009, the Manager incurred subadvisory fees, paid or payable to DIMA, of $98,000.

   The Manager (not the Fund) pays CSSU's Volaris Group a subadvisory fee based on the total notional amount of the options contracts that CSSU's Volaris Group manages in the USAA Balanced Strategy Fund, the USAA Cornerstone Strategy Fund, the USAA First Start Growth

================================================================================

48  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   Fund, and the USAA Total Return Strategy Fund, in an annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the index that underlies the written options strategy for the Fund. For the six-month period ended June 30, 2009, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU's Volaris Group of $35,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended June 30, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $97,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2009, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager had voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding extraordinary expenses and dividend expense on securities sold short and before reductions of any expenses paid indirectly, and reimbursed the Fund for all expenses in excess of that amount. The Manager has terminated this voluntary agreement effective May 1, 2009. For the six-month period ended June 30, 2009, the Fund incurred reimbursable expenses of $187,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

   For the six-month period ended June 30, 2009, the Manager reimbursed the Fund $8,000 for a loss incurred from the sale of option contracts that were purchased in excess of what was required to hedge the equity portion of the Fund's portfolio.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $311,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

50  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTH
                                               PERIOD ENDED                                                     PERIOD ENDED
                                                 JUNE 30,                YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                               ------------------------------------------------------------------------------
                                                   2009                 2008           2007           2006           2005*
                                               ------------------------------------------------------------------------------
Net asset value at beginning of period         $   7.21             $   9.37       $  10.00       $   9.89       $  10.00
                                               ------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                             .02                  .13            .13            .39            .15
  Net realized and unrealized gain (loss)          (.00)(h),(i)        (2.09)           .35            .11           (.11)
                                               ------------------------------------------------------------------------------
Total from investment operations                    .02                (1.96)           .48            .50            .04
                                               ------------------------------------------------------------------------------
Less distributions from:
  Net investment income                            (.02)                (.13)          (.13)          (.39)          (.15)
  Realized capital gains                              -                 (.07)          (.98)             -              -
                                               ------------------------------------------------------------------------------
Total distributions                                (.02)                (.20)         (1.11)          (.39)          (.15)
                                               ------------------------------------------------------------------------------
Net asset value at end of period               $   7.21             $   7.21       $   9.37       $  10.00       $   9.89
                                               ==============================================================================
Total return (%)**                                  .29(h)            (21.01)          4.70(a)        5.09            .44
Net assets at end of period (000)              $131,776             $142,978       $250,714       $293,619       $205,630
Ratios to average net assets:***
  Expenses including dividend expense
    on securities sold short (%)(b)
    Including reimbursements                       1.53(c)              1.31           1.12(a)        1.00           1.00(c)
    Excluding reimbursements                       1.82(c)              1.60           1.31           1.20           1.21(c)
  Expenses excluding dividend expense
    on securities sold short (%)(b)
    Including reimbursements(g)                    1.21(c)              1.00           1.00(a)        1.00           1.00(c)
    Excluding reimbursements                       1.50(c)              1.29           1.19           1.20           1.21(c)
  Net investment income (%)                         .59(c)              1.00           1.22           4.09           1.88(c)
Portfolio turnover (%)(f)                            49(d)               384(d)         471(d)         200(e)         443(e)

  * Fund commenced operations on January 24, 2005.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2009, average net assets were
    $131,099,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Calculated excluding securities sold short, covers on securities sold short, and options transactions. For the years ended December 31, 2007 and 2008, the turnover rate for the portion of the Fund invested in ETFs and bonds was calculated using average daily market values.
(e) Calculated using average daily market value for the number of months during which the Fund was invested in long-term securities (ETFs and bonds), which, for the year ended December 31, 2006, and the period ended December 31, 2005, were two and seven, respectively.
(f) The Fund's various investment strategies may create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which often results in portfolio turnover rates exceeding 100%.
(g) Effective January 24, 2005 through May 1, 2009, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets, excluding the effect of any dividend expense for securities sold short.
(h) For the six-month period ended June 30, 2009, the Manager reimbursed the Fund $8,000 for a loss incurred from the sale of option contracts that were purchased in excess of what was required to hedge the equity portion of the Fund's portfolio. The effect of this reimbursement on the Fund's per share net realized loss per share and total return was less than 0.01%.
(i) Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

EXPENSE EXAMPLE

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009, through June 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information

================================================================================

52  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                   BEGINNING              ENDING            DURING PERIOD*
                                 ACCOUNT VALUE        ACCOUNT VALUE       JANUARY 1, 2009 -
                                JANUARY 1, 2009       JUNE 30, 2009         JUNE 30, 2009
                                -----------------------------------------------------------
Actual                            $1,000.00            $1,002.90**              $7.60**

Hypothetical
  (5% return before expenses)      1,000.00             1,017.21**               7.65**

 * Expenses are equal to the Fund's annualized expense ratio of 1.53%, which is net of any reimbursements and expenses paid indirectly and includes dividend expense for securities sold short, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.29% for the six-month period of January 1, 2009, through June 30, 2009.

** The Fund's annualized expense ratio of 1.53% above reflects the termination of the Manager's voluntary expense limitation of 1.00% effective May 1, 2009. Had this termination been in effect for the entire six-month period of January 1, 2009, through June 30, 2009, the Fund's expense ratio would have been 1.82%, net of expenses paid indirectly and including dividend expense for securities sold short, and the values in the table above would be as shown below.

                                                                            EXPENSES PAID
                                   BEGINNING             ENDING             DURING PERIOD
                                 ACCOUNT VALUE        ACCOUNT VALUE       JANUARY 1, 2009 -
                                JANUARY 1, 2009       JUNE 30, 2009         JUNE 30, 2009
                                -----------------------------------------------------------
Actual                            $1,000.00             $1,000.00               $9.03

Hypothetical
  (5% return before expenses)      1,000.00              1,015.77                9.10

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

ADVISORY AGREEMENTS

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreements with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Subadvisory Agreements and the Manager and the Subadvisers, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

54  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current

================================================================================

                                                       ADVISORY AGREEMENTS |  55

================================================================================

staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads or front-end loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements -- was below the median of

================================================================================

56  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

its expense group and expense universe. The data indicated that the Fund's total expenses, after reimbursements, were the median of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and above its Lipper index for the one-year period ended December 31, 2008, and was below the average of its performance universe but was above its Lipper index for the three-year period ended December 31, 2008. The Board also noted that the Fund's percentile performance ranking was in the top 40% of its performance universe for the one-year period ended December 31, 2008 and in the bottom 50% of its performance universe for the three-year period ended December 31, 2008. The Board took into account management's discussion of the Fund's performance, including actions taken to address performance, such as the addition of another subadviser in 2008.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the

================================================================================

                                                       ADVISORY AGREEMENTS |  57

================================================================================

Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed the Fund for expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that

================================================================================

58  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

continuation of the Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS

In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) each Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Board considered information provided to it regarding the services provided by each Subadviser. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Board noted that the materials provided to it by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadvisers would include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review

================================================================================

                                                       ADVISORY AGREEMENTS |  59

================================================================================

portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence reviews of each Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to each Subadviser of its relationship with the Fund, the Board noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreements were paid by the Manager. The Board also relied on the ability of the Manager to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser, each Subadviser's anticipated profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to the extent available. However, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered for the above reasons.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees each Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to each Subadviser. As noted above, the Board considered the Fund's performance during the one- and three-year periods as applicable ended December 31, 2008, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS -- The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage a portion of the Fund's assets in accordance with

================================================================================

60  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of each of the Subadvisory Agreements with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                       ADVISORY AGREEMENTS |  61

================================================================================

TRUSTEES                                 Christopher W. Claus
                                         Barbara B. Dreeben
                                         Robert L. Mason, Ph.D.
                                         Barbara B. Ostdiek, Ph.D.
                                         Michael F. Reimherr
                                         Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                           USAA Investment Management Company
INVESTMENT ADVISER,                      P.O. Box 659453
UNDERWRITER, AND                         San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                           USAA Shareholder Account Services
                                         9800 Fredericksburg Road
                                         San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                            State Street Bank and Trust Company
ACCOUNTING AGENT                         P.O. Box 1713
                                         Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                              Ernst & Young LLP
REGISTERED PUBLIC                        100 West Houston St., Suite 1800
ACCOUNTING FIRM                          San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                              Under "Products & Services"
SELF-SERVICE 24/7                        click "Investments," then
AT usaa.com                              "Mutual Funds"

OR CALL                                  Under "My Accounts" go to
(800) 531-USAA                           "Investments." View account balances,
         (8722)                          or click "I want to...," and select
                                         the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at usaa.com; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

USAA
9800 Fredericksburg Road                                         --------------
San Antonio, TX 78288                                               PRSRT STD
                                                                    U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                 --------------

>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
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================================================================================
48704-0809                                   (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    08/26/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/27/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.